Victory Funds

Supplement dated January 20, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

1.              The Board of Trustees of Victory Portfolios II (the “Board”) has approved changes to the names of the Victory CEMP ETFs (the “Funds”). This Prospectus is being revised to reflect the new Fund names as follows:

Old Name	New Name
Victory CEMP US 500 Volatility Wtd Index ETF	VictoryShares US 500 Volatility Wtd ETF
Victory CEMP US Small Cap Volatility Wtd Index ETF	VictoryShares US Small Cap Volatility Wtd ETF
Victory CEMP International Volatility Wtd Index ETF	VictoryShares International Volatility Wtd ETF
Victory CEMP Emerging Market Volatility Wtd Index ETF	VictoryShares Emerging Market Volatility Wtd ETF
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Victory CEMP International High Div Volatility Wtd Index ETF	VictoryShares International High Div Volatility Wtd ETF
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF

2.              The following information hereby supersedes or supplements information contained in the Prospectus and is effective on or about February 27, 2017.

a.              Transfer Agent change. Citibank, N.A. (“Citi”), 4400 Easton Commons, Columbus, Ohio 43219, will assume the role of transfer agent for the Funds. All references to U.S. Bancorp Fund Services, LLC (“US Bancorp”) as transfer agent in the Prospectus are hereby deleted and replaced with references to Citi.

b.              Distributor change. Foreside Fund Services, LLC (“Foreside”), Three Canal Plaza, Suite 100, Portland, ME 04101, will assume the role of distributor for the continuous offering of the Funds’ shares. All references to Quasar Distributors, LLC in the Prospectus are hereby deleted and replaced with references to Foreside.

c.               Custodian change. Citibank, N.A.(“Citibank”), 388 Greenwich Street, New York, New York 10013, will assume the role of custodian. All references to U.S. Bank National Association in the Prospectus are hereby deleted and replaced with references to Citibank.

d.              Administrator and Fund Accountant change. Victory Capital Management Inc. (“Victory Capital”), 4900 Tiedeman Road, Brooklyn, Ohio 44144, will assume the role of administrator and fund accountant for the Funds. All references to US Bancorp as administrator and fund accountant in the Prospectus are hereby deleted and replaced with references to Victory Capital.

e.               Sub-Administrator and Sub-Fund Accountant. Citi Fund Services Ohio, Inc. 4400 Easton Commons, Columbus, Ohio 43219, will assume the role of sub-administrator and sub-fund accountant for the Funds.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated January 20, 2017

to the Statement of Additional Information (“SAI”) dated November 1, 2016

1.              The Board of Trustees of Victory Portfolios II (the “Board”) has approved changes to the names of the Victory CEMP ETFs (the “Funds”). This SAI is being revised to reflect the new Fund names as follows:

Old Name	New Name
Victory CEMP US 500 Volatility Wtd Index ETF	VictoryShares US 500 Volatility Wtd ETF
Victory CEMP US Small Cap Volatility Wtd Index ETF	VictoryShares US Small Cap Volatility Wtd ETF
Victory CEMP International Volatility Wtd Index ETF	VictoryShares International Volatility Wtd ETF
Victory CEMP Emerging Market Volatility Wtd Index ETF	VictoryShares Emerging Market Volatility Wtd ETF
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Victory CEMP International High Div Volatility Wtd Index ETF	VictoryShares International High Div Volatility Wtd ETF
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF

2.              In addition, the following information is hereby added on page 49 of the SAI below the paragraph under Portfolio Managers — Other Accounts:

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts		Total
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)
Dan Banaszak	$1,310.24	27	—	—	$5.69	86	$1,315.93
Rob Bateman	1,310.24	27	—	—	5.69	86	1,315.93
David Hallum	1,310.24	27	—	—	5.69	86	1,315.93
Stephen Hammers	1,310.24	27	—	—	5.69	86	1,315.93
Alex Pazdan	1,310.24	27	—	—	5.69	86	1,315.93

3.              The following information hereby supersedes or supplements information contained in the SAI and is effective on or about February 27, 2017.

a.              Transfer Agent change. Citibank, N.A. (“Citi”), 4400 Easton Commons, Columbus, Ohio 43219, will assume the role of transfer agent for the Funds. All references to U.S. Bancorp Fund Services, LLC (“US Bancorp”) as transfer agent in the SAI are hereby deleted and replaced with references to Citi.

b.              Distributor change. Foreside Fund Services, LLC (“Foreside”), Three Canal Plaza, Suite 100, Portland, ME 04101, will assume the role of distributor for the continuous offering of the Funds’ shares.  All references to Quasar Distributors, LLC as distributor in the SAI are hereby deleted and replaced with references to Foreside.

i.                 The first two paragraphs of the Section titled “Distributor” on page 58 of the SAI are hereby deleted and replaced with the following paragraph:

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Trust and the Distributor have entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the 1934 Act (“Exchange Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

ii.             The first sentence of the Section “Code of Ethics” on page 59 of the SAI is hereby deleted and replaced by the following sentence:

The Trust, the Adviser and Foreside Financial Group, LLC, on behalf of the Distributor and its affiliates, have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.

c.               Custodian change. Citibank, N.A. (“Citibank”), 388 Greenwich Street, New York, New York 10013, will assume the role of custodian. All references to U.S. Bank National Association in the SAI are hereby deleted and replaced with references to Citibank.

d.              Administrator and Fund Accountant change. Victory Capital Management Inc. (“Victory Capital”), 4900 Tiedeman Road, Brooklyn, Ohio 44144, will assume the role of administrator and fund accountant for the Funds. All references to US Bancorp as administrator and fund accountant in the SAI are hereby deleted and replaced with references to Victory Capital.

e.               Sub-Administrator and Sub-Fund Accountant. Citi Fund Services Ohio, Inc. 4400 Easton Commons, Columbus, Ohio 43219, will assume the role of sub-administrator and sub-fund accountant for the Funds.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.